Related Party Transactions - Summary of Fees and Revenue Related to the Managed REITs (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		$ 6,322,970	$ 8,048,630	$ 3,068,306
Strategic Storage Trust IV Advisory Agreement
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[1]	716,278	3,211,661	1,153,137
Strategic Storage Growth Trust II Advisory Agreement
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		1,843,769	1,210,529	310,786
Strategic Storage Trust V I Advisory Agreement
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		178,282
Strategic Storage Trust IV Property Management Agreement
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[1]	346,179	1,429,632	602,162
Strategic Storage Growth Trust II Property Management Agreement
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		709,533	371,751	91,594
Strategic Storage Trust V I Property Management Agreement
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		99,602
Other Managed REIT Revenue
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[2]	1,348,035	674,140	619,210
Strategic Storage Trust IV Tenant Protection Program Revenue
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[3]	285,959	893,315
Strategic Storage Growth Trust II Tenant Protection Program Revenue
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		636,671	$ 257,602	37,269
Strategic Storage Trust VI Tenant Protection Program Revenue
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		$ 158,662		$ 254,148

[1]	On March 17, 2021, we acquired SST IV and no longer earn such fees.
[2]	Such revenues primarily include construction management, development fees, and other miscellaneous revenues.
[3]	On March 17, 2021, we acquired SST IV and such revenue is now included in ancillary operating revenue in our consolidated statements of operations.